Share-based payments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Share Based Payment Arrangements Text Block Abstract
Schedule of potential shares from outstanding warrants
Number of potential shares from outstanding warrants	2022	2021
As of January 1	8,917,625	5,766,093
Number of warrants cancelled/forfeited during the year	(590,345)	(304,968)
Number of warrants granted during the year	3,930,500	3,456,500
As of December 31	12,257,780	8,917,625

Schedule of outstanding warrants and their exercise price
	Warrants	Weighted average exercise price (€)	Potential shares from exercise of warrants	Weighted average exercise price per potential share (€)
Granted in 2021	3,456,500	1.37	3,456,500	1.37
Outstanding 31 December 2021	8,917,625	1.53	8,917,625	1.53
Granted in 2022	3,930,500	0.68	3,930,500	0.68
Outstanding 31 December 2022	12,257,780	1.23	12,257,780	1.23
Exercisable at 31 December 2022	5,220,520	1.63	5,220,520	1.63

Schedule of the outstanding potential shares from warrants
Category	2022	2021
Executive Director	3,950,000	2,950,000
Non-Executive Directors	248,000	272,000
Management team (excluding the Executive Director)	4,083,000	2,938,000
Other employees, consultants, and former service providers	3,976,780	2,757,625
Total outstanding at December 31	12,257,780	8,917,625

Schedule of share-based compensation expense recognized in the statement of comprehensive income
Thousands of $ Years ended December 31	2022	2021	2020
Share-based compensation	867	1,222	1,295
Cumulated Share-based compensation	11,474	10,607	9,385

Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology
	Number of warrants granted			Expected	Expected	Risk-free	Expected duration (months)
Dates	to Belgian benef.	to other benef.	Exercise price (€)	dividend Yield	stock price volatility	interest rate	to Belgian benef.	to other benef.
23-Jun-14	12,000	12,000	€4.13	-	48.12%	1.78%	75.32	63.29
9-Feb-15	60,000	95,000	€4.49	-	46.75%	0.62%	79.73	61.71
29-May-15	20,000	30,000	€4.91	-	46.52%	0.81%	64.14	52.11
1-Oct-15	-	83,000	€4.20	-	48.99%	0.90%	72.03	54.02
1-Dec-15	-	18,000	€3.89	-	51.18%	0.85%	70.03	52.01
1-Feb-16	-	10,000	€4.13	-	51.18%	0.85%	67.99	49.97
4-Feb-16	50,000	134,000	€3.78	-	52.49%	0.72%	67.89	49.87
2-Apr-16	-	52,000	€3.62	-	53.40%	0.58%	65.33	53.33
29-May-16	30,000	40,000	€4.13	-	51.85%	0.54%	64.11	52.11
22-Jan-16	-	20,000	€3.83	-	52.81%	0.86%	68.32	56.32
1-Dec-16	-	22,000	€4.65	-	54.16%	0.75%	57.99	39.98
1-Jan-17	-	19,000	€4.56	-	53.84%	0.73%	56.98	50.96
1-Apr-17	-	18,000	€5.41	-	51.80%	0.81%	54.02	48.00
11-Apr-17	20,000	200,000	€5.35	-	51.83%	0.72%	65.68	47.67
29-Jul-17	-	10,000	€4.72	-	50.95%	0.87%	50.10	44.05
1-Sep-17	-	34,000	€4.92	-	48.08%	0.71%	60.99	42.97
2-Nov-17	-	99,000	€4.61	-	45.23%	0.66%	52.93	40.90
20-Jun-17	30,000	30,000	€4.97	-	51,57%	0.59%	81.40	63.39
01-Apr-18	-	42,000	€3,77	-	46.08%	0.76%	54.02	42.02
01-Jun-18	50,000	30,000	€4,97	-	46.15%	0.77%	52.01	40.01
05-Dec-18	-	20,000	€1,73	-	57.56%	0.79%	45.86	33.86
24-Jan-19	-	191,000	€1,64	-	67.56%	0.77%	62.24	50.20
16-May-19	-	1,508,000	€1,49	-	75.78%	0.38%	58.55	46.52
01-Nov-19	-	8,000	€1,01	-	82.15%	0.00%	64.99	46.98
01-Dec-19	-	12,000	€1,02	-	81.95%	0.00%	64.01	45.99
01-Feb-20	-	2,000	€0,98	-	80.26%	0.00%	61.97	49.67
01-Jun-20	-	6,000	€0,85	-	86.64%	0.00%	57.99	45.99
01-Oct-20	-	2,000	€0,80	-	85.20%	0.00%	53.95	35.97
15-Jul-20	-	225,000	€0,80	-	85.89%	0.00%	56.51	38.53
01-Jul-19	60,000	20,000	€1,28	-	78.70%	0.07%	69.01	51.02
24-Jul-19	-	980,000	€1,24	-	78.64%	0.00%	68.25	50.27
15-Jul-20	-	1,598,000	€0,80	-	85.89%	0.00%	56.52	38.53
30-Jul-20	20,000	-	€1,28	-	87.02%	0.00%	56.02	38.04
01-Oct-20	-	10,000	€1,28	-	85.20%	0.00%	53.95	35.97
01-Mar-21	-	2,000	€1.08	-	65.06%	0.00%	48.99	31.00
03-May-21	-	8,000	€1.16	-	64.59%	0.01%	46.92	28.93
01-Jun-21	-	4,000	€1.18	-	65.82%	0.01%	45.96	27.98
27-Jul-21	-	30,000	€1.36	-	63.36%	0.00%	44.12	26.14
27-Jul-21	-	202,500	€1.36	-	63.36%	0.00%	44.12	26.14
24-Nov-21	-	40,000	€1.05	-	60.78%	0.14%	49.25	37.25
03-Jul-21	-	2,570,000	€1.38	-	63.10%	0.04%	44.91	26.93
07-Jul-21	-	600,000	€1.39	-	63.11%	0.00%	44.78	26.79
06-May-22	-	5,000	€0.75	-	53.16%	1.64%	58.85	52.87
04-Aug-22	-	38,000	€0.80	-	55.63%	1.41%	55.89	49.91
03-Aug-22	-	425,000	€0.68	-	57.05%	1.50%	67.96	55.92
03-Aug-22	-	3,125,000	€0.68	-	57.05%	1.50%	73.97	61.94
04-Aug-22	-	10,000	€0.80	-	55.63%	1.41%	73.94	61.91
01-Oct-22	-	312,500	€0.74	-	57.26%	2.77%	72.03	60.00
12-Dec-22	-	15,000	€0.74	-	58.30%	2.40%	69.67	63.65